Offerings - Offering: 1	Mar. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A-1 common stock, par value $0.01 per share
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.50
Offering Note	1a: Represents only the additional number of shares being registered pursuant to this registration statement and includes 750,000 shares of Class A-1 common stock issuable upon exercise of the underwriters' option to purchase additional shares. Does not include the 42,550,000 shares of Class A-1 common stock that were previously registered on the Registration Statement on Form S-11 (File No. 333-293835), as amended (the "Prior Registration Statement"). 1b: Based on public offering price. 1c: The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. The registrant previously registered 42,550,000 shares of its Class A-1 common stock with an aggregate offering price not to exceed $851,000,000 on the Prior Registration Statement, which was declared effective by the Securities and Exchange Commission on March 19, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a maximum aggregate offering price of $115,000,000 is hereby registered, which includes shares issuable upon the exercise of the underwriters' option to purchase additional shares.